Loss per share (Tables)	6 Months Ended
Jun. 30, 2025
Earnings per share [abstract]
Schedule of Basic and Diluted Loss Per Share

	For the six month period ended June 30,
	2025	2024
Net loss for the period (in thousands of euros)	(5,383)	(21,872)
Weighted average number of shares	47,418,155	47,124,112
Basic loss per share (in euros)	(0.11)	(0.46)
Diluted loss per share (in euros)	(0.11)	(0.46)